Share Based Compensation (Tables)	12 Months Ended
Sep. 30, 2025
Share Based Compensation [Abstract]
Schedule of Assumptions Used To Estimate the Fair Values of the Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.0003	US$	0.0004	US$	0.0005

Schedule of Option Balances

A summary of option balances from the years ended September 30, 2023 to 2025 is presented below:

	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2023	4,128,005,400	0.02	2.44
Vested and exercisable as of September 30, 2025	3,410,000,000	0.02	1.96
Vested or expected to vest as of September 30, 2025	4,128,005,400	0.02	2.44

Schedule of Share-based Compensation Expenses

For the years ended September 30, 2023, 2024 and 2025, the total share-based compensation expenses were comprised of the following:

	For the years ended September 30,
	2023	2024	2025
Selling and marketing expenses	—	—	—
General and administrative expenses	4,782	2,507	—
Research and development expenses	—	—	—
	4,782	2,507	—